Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the 1st Source Corporation Employee Stock Ownership and Profit Sharing Plan (the Plan) provides general information about the Plan’s provisions. Participants should refer to the plan document and summary plan description for a more complete description of the Plan’s provisions, copies of which may be obtained from the plan sponsor.
General
The Plan is a defined contribution plan offered to all employees of 1st Source Corporation (1st Source) and its subsidiaries who have at least 90 consecutive days of service. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA).
The Executive Compensation and Human Resources Committee is responsible for the general administration of the Plan. 1st Source Corporation Retirement Plan Committee is the Plan Administrator. 1st Source Bank is the trustee of the Plan. The Plan changed record-keepers from FuturePlan by Ascensus to American Trust Custody effective June 30, 2025.
Eligible participants are automatically enrolled in the Plan once they have completed 90 consecutive days of service unless they affirmatively decline to participate. The Plan has an automatic pre-tax deferral of 6% of compensation if a participant does not elect a different compensation deferral percentage.
Contributions
Participants are permitted to defer, through salary deduction, up to 100% of their annual eligible compensation, up to $23,500 in 2025 and $23,000 in 2024, as defined by Internal Revenue Service (IRS) limits. In addition, participants aged between 50-59 may elect to defer up to an additional $7,500, while those aged between 60-63 may elect to defer up to an additional $11,250, called catch-up contributions. The Plan permits participant Roth contributions and catch-up Roth contributions subject to the same IRS limits described above. Participants direct their contributions into various investment options offered by the Plan. The Plan currently offers 18 different fund options, one of which is 1st Source common stock.
The Plan provides for the following 1st Source contributions to eligible full-time participants:
Matching Contribution — contribution is discretionary. The first 4% of a participant’s eligible compensation contributed to the Plan is matched 100%, and the next 2% of a participant’s eligible compensation contributed to the Plan is matched 50%.
Fixed Profit Sharing Contribution — an eligible participant will receive 2% of their eligible annual compensation.
Discretionary Profit Sharing Contribution — 1% of 1st Source’s net profit is awarded to eligible participants and determined annually by the Board of Directors.
Regular Contribution — contribution is discretionary and determined annually by the Board of Directors.
All 1st Source contributions may be made in either cash or shares of 1st Source common stock. Cash contributions are invested in a diversified portfolio of funds as directed by the 1st Source Corporation Retirement Plan Committee.
Participant Accounts
The Plan provides participants with an Employee Stock Ownership Plan (ESOP) account and a 401(k) account. The ESOP account is made up of participant and 1st Source contributions invested in 1st Source common stock and cash not yet invested in common stock. The 401(k) account consists of participant and 1st Source contributions not invested in 1st Source common stock, including amounts previously included in the ESOP account that a participant elected to diversify. Participants may elect to have dividends paid on the 1st Source common stock held in their ESOP account either in cash or remain in the Plan and be reinvested in additional shares of 1st Source common stock.
Each participant’s account is credited with the participant’s contribution and an allocation of (a) 1st Source’s contribution and (b) the Plan’s earnings. Allocations are based on participant compensation, deferred percentage and account balances, as defined. A participant is entitled to the benefit that can be provided from the participant’s vested account balance.
Vesting
Vesting of the 1st Source Employer Contributions, including match, fixed profit sharing, discretionary profit sharing, and regular contributions, is based on years of credited service. A credited year of service is at least 1,000 hours worked in a 12-month period. A participant is 10%, 20%, 40%, 60%, or 100% vested after completing one, two, three, four, or five or more years of credited service, respectively. A participant can also become 100% vested upon reaching early retirement age, normal retirement age, death or disability.
Forfeitures
Upon termination of employment, participants with less than five years of credited service will forfeit their non-vested balances. Forfeitures of non-vested terminated participants’ accounts are used to pay plan expenses and/or offset employer contributions. Unallocated forfeitures amounted to $189,116 and $211,706 as of December 31, 2025 and 2024, respectively. Forfeitures of $226,137 were used to pay Plan expenses for 2025 and $75,000 have been allocated to offset employer contributions as of December 31, 2025.
Notes Receivable from Participants
Participants may borrow from the Plan amounts not to exceed the lesser of one-half of the participant’s vested balance from his or her 401(k) account or $50,000. The loans are collateralized by the participant’s vested account balance and bear interest at fixed rates of 2% above 1st Source Bank’s (a wholly owned subsidiary of 1st Source) prime rate. The loans are repayable over five years except for loans used to acquire or construct a participant’s principal residence, in which case the repayment term may exceed five years but no more than fifteen years.
Payment of Benefits
On termination of service, a participant generally receives a lump-sum amount equal to the value of his or her vested account balance. At December 31, 2025 and 2024, Plan assets include $5,058 and $81,198, respectively, allocated to accounts of terminated or retired participants who have elected to withdraw from the Plan but have not yet been paid.
As a result of the Economic Growth and Tax Relief Reconciliation Act of 2001, contributions by employees and the employer were closed to the Money Purchase Account and benefits became and remain subject to joint survivor and annuity requirements.
Hardship withdrawals are allowed for participants incurring an immediate and heavy financial need, as defined by the Plan. Hardship withdrawals are strictly regulated by the IRS. The Plan does not require a participant to have obtained the maximum loan permitted in order to receive a hardship withdrawal.
Administrative Expenses
The Plan’s administrative expenses are paid by either the Plan or 1st Source, as provided by the Plan’s provisions. Administrative expenses paid by the Plan include record-keeping fees. Expenses relating to purchases, sales, or transfers of the Plan’s investments are charged to the particular investment fund to which the expenses relate.
Plan Termination
Although it has not expressed any intention to do so, 1st Source has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of plan termination, participants will become fully vested in their accounts.